10-K Leases - Narrative (Details)	Dec. 31, 2022
Vehicles | Maximum
Lessee, Lease, Description [Line Items]
Lease term	5 years
Equipment | Maximum
Lessee, Lease, Description [Line Items]
Lease term	5 years
Buildings | Minimum
Lessee, Lease, Description [Line Items]
Lease term	35 years